Long-term assets - E.2.2. Movements in tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	$ 2,755		$ 2,899
Change in scope (see note A.1.2.)	543		0
Additions	787		649
Impairments/reversal of impairment, net	(4)		0
Disposals, net	(14)		(13)
Depreciation charge	(739)		(749)
Asset retirement obligations	32		19
Transfers	(28)		24
Transfers from/(to) assets held for sale	0		3
Exchange rate movements	(133)		(77)
Closing balance, net	3,198	[1]	2,755
Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	7,466
Closing balance, net	9,524		7,466
Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(4,711)
Closing balance, net	(6,326)		(4,711)
Networks (including civil works)
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	2,175		2,212
Change in scope (see note A.1.2.)	494		0
Additions	30		31
Impairments/reversal of impairment, net	0		0
Disposals, net	(10)		31
Depreciation charge	(651)		(644)
Asset retirement obligations	31		17
Transfers	572		588
Transfers from/(to) assets held for sale	0		1
Exchange rate movements	(115)		(62)
Closing balance, net	2,527		2,175
Networks (including civil works) | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	6,423
Closing balance, net	8,373		6,423
Networks (including civil works) | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(4,248)
Closing balance, net	(5,846)		(4,248)
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	185		206
Change in scope (see note A.1.2.)	9		0
Additions	0		0
Impairments/reversal of impairment, net	0		0
Disposals, net	0		(2)
Depreciation charge	(16)		(22)
Asset retirement obligations	1		2
Transfers	5		5
Transfers from/(to) assets held for sale	0		1
Exchange rate movements	(10)		(5)
Closing balance, net	175		185
Land and Buildings | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	329
Closing balance, net	333		329
Land and Buildings | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(144)
Closing balance, net	(158)		(144)
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	308		355
Change in scope (see note A.1.2.)	29		0
Additions	752		606
Impairments/reversal of impairment, net	(3)		0
Disposals, net	(4)		(2)
Depreciation charge	0		0
Asset retirement obligations	0		0
Transfers	(646)		(644)
Transfers from/(to) assets held for sale	0		0
Exchange rate movements	(6)		(8)
Closing balance, net	429		308
Construction in Progress | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	308
Closing balance, net	429		308
Construction in Progress | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	0
Closing balance, net	0		0
Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	87		127
Change in scope (see note A.1.2.)	11		0
Additions	4		11
Impairments/reversal of impairment, net	(1)		0
Disposals, net	0		(41)
Depreciation charge	(73)		(83)
Asset retirement obligations	0		0
Transfers	41		75
Transfers from/(to) assets held for sale	0		0
Exchange rate movements	(2)		(2)
Closing balance, net	68		87
Other | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	407
Closing balance, net	390		407
Other | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(320)
Closing balance, net	$ (322)		$ (320)

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.